Derivative instruments and hedging activities - Derivative instruments and hedging activities- Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instrument Detail [Abstract]
Fair Value Hedges At Fair Value Net	$ 0	$ 0
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(2,982,000)	(1,244,000)	$ 1,273,000
Derivative Liabilities Credit Risk Gain Losses	$ 700,000	$ 200,000	$ (600,000)
Derivative remaining maturity days	77 days